Consolidated Statements Of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales and other revenues	$ 18,389,142,000	$ 11,183,643,000	$ 17,486,578,000
Operating costs and expenses:
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	15,567,052,000	9,158,805,000	13,918,384,000
Lower of cost or market inventory valuation adjustment	(310,123,000)	78,499,000	(119,775,000)
Cost of products sold (exclusive of depreciation and amortization)	15,256,929,000	9,237,304,000	13,798,609,000
Operating expenses (exclusive of depreciation and amortization)	1,517,478,000	1,300,277,000	1,394,052,000
Selling, general and administrative expenses (exclusive of depreciation and amortization)	362,010,000	313,600,000	354,236,000
Depreciation and amortization	503,539,000	520,912,000	509,925,000
Goodwill and long-lived asset impairments	0	545,293,000	152,712,000
Total operating costs and expenses	17,639,956,000	11,917,386,000	16,209,534,000
Income (loss) from operations	749,186,000	(733,743,000)	1,277,044,000
Other income (expense):
Earnings of equity method investments	12,432,000	6,647,000	5,180,000
Interest income	4,019,000	7,633,000	22,139,000
Interest expense	(125,175,000)	(126,527,000)	(143,321,000)
Gain on business interruption insurance settlement	0	81,000,000	0
Gain on tariff settlement	51,500,000	0	0
Gain on sales-type leases	0	33,834,000	0
Loss on early extinguishment of debt	0	(25,915,000)	0
Gain (loss) on foreign currency transactions	(2,938,000)	2,201,000	5,449,000
Gain on sale of assets and other	98,128,000	7,824,000	5,013,000
Other income (expense) total	37,966,000	(13,303,000)	(105,540,000)
Income (loss) before income taxes	787,152,000	(747,046,000)	1,171,504,000
Income tax expense (benefit):
Current	(4,672,000)	(55,420,000)	220,486,000
Deferred	128,570,000	(176,727,000)	78,666,000
Income tax expense (benefit) total	123,898,000	(232,147,000)	299,152,000
Net income (loss)	663,254,000	(514,899,000)	872,352,000
Less net income attributable to noncontrolling interest	104,930,000	86,549,000	99,964,000
Net income (loss) attributable to HollyFrontier stockholders	$ 558,324,000	$ (601,448,000)	$ 772,388,000
Earnings (loss) per share:
Basic (in USD per share)	$ 3.39	$ (3.72)	$ 4.64
Diluted (in USD per share)	$ 3.39	$ (3.72)	$ 4.61
Average number of common shares outstanding:
Average number of shares of common stock outstanding - basic (in shares)	162,569	161,983	166,287
Average number of shares of common stock outstanding - diluted (in shares)	162,569	161,983	167,385